CONCESSIONS AND AUTHORIZATIONS (Details 2) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Interest	100.00%	[1]
[custom:ConcessionAmountPaid-0]	R$ 3	[1]
[custom:NominalValueOfAmountsToBePaidInNextTwelveMonths-0]	3	[1]
[custom:PresentValueOfAmountsToBePaidInNextTwelveMonths-0]	R$ 3	[1]
Queimado [Member]
IfrsStatementLineItems [Line Items]
Interest	82.50%	[2]
[custom:ConcessionAmountPaid-0]	R$ 1	[2]
[custom:NominalValueOfAmountsToBePaidInNextTwelveMonths-0]	1	[2]
[custom:PresentValueOfAmountsToBePaidInNextTwelveMonths-0]	R$ 1	[2]

[1]	Certificados de Depósito Bancário
[2]	Overnight